Restricted cash (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property Available for Operating Lease [Member]
Restricted Cash and Cash Equivalents, Current	$ 104	$ 0
Restricted Cash Held In Escrow [Member]
Restricted Cash and Cash Equivalents, Current	1,000	1,000
Bank Guarantees For Sales Contracts With Various Hospitals And Health Authorities [Member]
Restricted Cash and Cash Equivalents, Current	$ 1,443	$ 1,196